Summary of Significant Accounting Policies - Schedule of Securities Excluded From Dilutive Per Share Computation (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Excluded anti-dilutive stock options and warrants	4,303,638	2,472,234
Warrant [Member]
Excluded anti-dilutive stock options and warrants	2,482,563	16,752,915
Restricted Stock [Member]
Excluded anti-dilutive stock options and warrants	501,182	132,077